Other Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Intangible assets not subject to amortization:
Trade name	$ 220	¥ 18,062	¥ 18,175
Others	6	521	463
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	226	18,583	18,638
Intangible assets subject to amortization:
Software	843	69,261	58,654
Others	164	13,533	15,601
Finite-Lived Intangible Assets, Gross, Total	1,007	82,794	74,255
Accumulated amortization	(596)	(49,017)	(43,737)
Net	411	33,777	30,518
Intangible Assets, Net (Excluding Goodwill), Total	$ 637	¥ 52,360	¥ 49,156